Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0002047235
Registrant Name	Winchester Bancorp, Inc./MD/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES